DIVIDENDS (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Oct. 10, 2011	Dec. 26, 2012 Cash Dividend [Member]	Oct. 30, 2011 Cash Dividend [Member]	Dec. 26, 2012 Deferred Dividend [Member]	Oct. 30, 2011 Deferred Dividend [Member]
Dividends Payable, Nature	On August 22, 2012, the Companys Board of Directors declared that the Companys stockholders were entitled to receive one share of restricted Series F Non-convertible Preferred Stock for every 100 shares of Common Stock owned by the stockholders as of September 28, 2012, with lesser or greater amounts being rounded up to the nearest 100 shares of common stock for purpose of the computing the dividend.
Dividends Payable, Amount Per Share (in dollars per share)	$ 3.40			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Dividends Payable, Date of Record	Sep. 28, 2012
Dividends Payable, Date to be Paid	May 30, 2014
Common stock, shares oustanding (in shares)	100,004,850	120,173,827	67,034,262		95,130,730	51,950,974	91,931,287	0